CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 71,336	$ 33,207
Time deposits	10,000
Marketable securities	130,721	186,890
Trading securities	76	530
Accounts receivable, net of allowance for doubtful accounts of $621 and $nil as of December 31,2011 and 2012, respectively	5,950	2,794
Amount due from a related party	340	9
Amount due from an equity method investee	79	64
Inventories	11,979	7,477
Prepaid expenses and other current assets	4,288	1,675
Income tax recoverable	189
Deferred tax assets	504	430
Total current assets	235,462	233,076
Investments in equity method investees	14,329	14,246
Other investments	16,305	17,334
Marketable securities	11,239
Rental deposits	49	49
Property, plant and equipment, net	32,321	32,939
Land use right	1,584	1,593
Acquired intangible assets, net	10,819	9,859
Deferred tax assets	80	27
TOTAL ASSETS	322,188	309,123
Current liabilities:
Accounts payable	8,073	4,374
Accrued expenses and other current liabilities	8,411	8,605
Short-term bank loans	20,500	12,000
Other liabilities	2,056	1,954
Income tax payable	49	238
Deferred tax liabilities	534	295
Total current liabilities	39,623	27,466
Other liabilities	13	458
Payable for acquisition of intangible assets	603	153
Deferred tax liabilities	3,189	2,840
Total liabilities	43,428	30,917
Commitments and contingencies (note 21)
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 408,985,092 (2011: 413,985,636) shares issued and outstanding	1	1
Additional paid-in capital	20,202	20,600
Accumulated other comprehensive income	35,751	32,589
Retained earnings	222,835	225,037
Total Actions Semiconductor Co. Ltd. shareholders' equity	278,789	278,227
Non-controlling interest	(29)	(21)
Total equity	278,760	278,206
TOTAL LIABILITIES AND EQUITY	$ 322,188	$ 309,123